Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Property, Plant, and Equipment [Abstract]
Operating lease right-of-use assets	$ 42,000	$ 55,871	$ 72,565
Operating lease liability, current	31,000	22,823	22,731
Operating lease liability, non-current	$ 11,000	33,922	49,974
Total operating lease liabilities		$ 56,745	$ 72,705
Operating leases (in years)		1 year 9 months 29 days	2 years 9 months 29 days
Operating leases		9.40%	9.40%